Trade and Other Receivables and Prepayments (Tables)	3 Months Ended
May 31, 2024
Trade and Other Receivables and Prepayments [Abstract]
Schedule of Trade and Other Receivables and Prepayments
Figures in Rand thousands	As of May 31, 2024	As of February 29, 2024

Trade receivables	587,478	554,107
Expected credit loss provision	(175,848)	(165,240)
	411,630	388,867
Other receivables
Deposits	13,663	500,646
Sundry debtors	35,854	24,656
Finance lease receivables	16,251	17,326
Subtotal	477,398	931,495

Prepayments	107,766	55,778
Other taxes	27,742	16,956
Total trade and other receivables and prepayments	612,906	1,004,229

Non-current	17,059	18,831
Current	595,847	985,398
	612,906	1,004,229